iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated March 15, 2021 (the “Supplement”)

to the Prospectus (the “Prospectus”)

for each of the Funds listed below (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus.

The Fund expects to implement certain changes to the process of determining the Fund’s Net Asset Value on May 3, 2021. Foreign currency exchange rates with respect to the portfolio securities denominated in non-U.S. currencies will be generally determined as of the close of business on the New York Stock Exchange.

iShares Funds

Supplement to the Prospectus dated as of June 29, 2020 (as revised August 17, 2020):

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares ESG Aware USD Corporate Bond ETF

Supplement to the Prospectus dated as of July 31, 2020 (as revised August 17, 2020):

iShares Asia 50 ETF

iShares Currency Hedged JPX-Nikkei 400 ETF

iShares Europe ETF

iShares Global 100 ETF

iShares Global Clean Energy ETF

iShares Global Comm Services ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Infrastructure ETF

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares India 50 ETF

iShares International Developed Property ETF

iShares International Preferred Stock ETF

iShares JPX-Nikkei 400 ETF

iShares Latin America 40 ETF

iShares North American Natural Resources ETF

Supplement to the Prospectus dated as of July 31, 2020 (as revised October 30, 2020):

iShares Emerging Markets Infrastructure ETF

Supplement to the Prospectus dated as of July 31, 2020 (as revised December 17, 2020):

iShares International Dividend Growth ETF

Supplement to the Prospectus dated as of September 1, 2020:

iShares Global REIT ETF

iShares International Developed Real Estate ETF

Supplement to the Prospectus dated as of September 1, 2020 (as revised September 30, 2020):

iShares Asia/Pacific Dividend ETF

Supplement to the Prospectus dated as of September 1, 2020 (as revised November 23, 2020):

iShares Emerging Markets Dividend ETF

Supplement to the Prospectus dated as of September 1, 2020 (as revised December 7, 2020):

iShares International Select Dividend ETF

Supplement to the Prospectus dated as of September 22, 2020:

iShares Virtual Work and Life Multisector ETF

Supplement to the Prospectus dated as of December 1, 2020:

iShares Adaptive Currency Hedged MSCI EAFE ETF

iShares China Large-Cap ETF

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Growth Allocation ETF

iShares Core Moderate Allocation ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Pacific ETF

iShares Core MSCI Total International Stock ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares ESG Aware Aggressive Allocation ETF

iShares ESG Aware Conservative Allocation ETF

iShares ESG Aware Growth Allocation ETF

iShares ESG Aware Moderate Allocation ETF

iShares Exponential Technologies ETF

iShares Genomics Immunology and Healthcare ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Global Multifactor ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Multifactor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Size Factor ETF

iShares MSCI Intl Small-Cap Multifactor ETF

iShares MSCI Intl Value Factor ETF

iShares MSCI Kokusai ETF

iShares Robotics and Artificial Intelligence Multisector ETF

iShares Self-Driving EV and Tech ETF

Supplement to the Prospectus dated as of December 30, 2020:

iShares Core MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Canada ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI Japan ETF

iShares Currency Hedged MSCI Mexico ETF

iShares Currency Hedged MSCI United Kingdom ETF

iShares ESG Advanced MSCI EAFE ETF

iShares ESG Advanced MSCI EM ETF

iShares ESG Aware MSCI EAFE ETF

iShares ESG Aware MSCI EM ETF

iShares ESG MSCI EM Leaders ETF

iShares MSCI Argentina and Global Exposure ETF

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI Brazil ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI BRIC ETF

iShares MSCI Canada ETF

iShares MSCI Chile ETF

iShares MSCI China ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Colombia ETF

iShares MSCI Denmark ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Emerging Markets Multifactor ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Eurozone ETF

iShares MSCI Finland ETF

iShares MSCI France ETF

iShares MSCI Germany ETF

iShares MSCI Germany Small-Cap ETF

iShares MSCI Global Agriculture Producers ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Impact ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Min Vol Factor ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan Equal Weighted ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Japan Value ETF

iShares MSCI Kuwait ETF

iShares MSCI Malaysia ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Peru ETF

iShares MSCI Poland ETF

iShares MSCI Qatar ETF

iShares MSCI Russia ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI South Korea ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Taiwan ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

iShares MSCI UAE ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

iShares MSCI World ETF

Supplement to the Prospectus dated as of December 30, 2020 (as revised January 7, 2021):

iShares MSCI Hong Kong ETF

iShares MSCI Philippines ETF

Supplement to the Prospectus dated as of December 30, 2020 (as revised March 1, 2021):

iShares MSCI Frontier and Select EM ETF

Supplement to the Prospectus dated as of March 1, 2021:

BlackRock Short Maturity Bond ETF

BlackRock Ultra Short-Term Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares Aaa-A Rated Corporate Bond ETF

iShares Bloomberg Roll Select Commodity Strategy ETF

iShares Commodity Curve Carry Strategy ETF

iShares Core International Aggregate Bond ETF

iShares Fallen Angels USD Bond ETF

iShares Floating Rate Bond ETF

iShares Global Green Bond ETF

iShares Gold Strategy ETF

iShares GSCI Commodity Dynamic Roll Strategy ETF

iShares International High Yield Bond ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan EM Corporate Bond ETF

iShares J.P. Morgan EM Local Currency Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares US & Intl High Yield Corp Bond ETF

iShares Yield Optimized Bond ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737)

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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